The Company and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ 61,933	$ 45,326	$ 41,409	$ 37,390	$ 35,304	$ 40,616	$ 32,834	$ 34,080	$ 35,037	$ 159,429	$ 142,568	$ 120,587
Working capital surplus	476,800	255,600								255,600
Cash, cash equivalents, and short-term investments	511,300	290,100								290,100
Accumulated deficit	$ 906,137	$ 844,204				$ 684,775				$ 844,204	$ 684,775
Cash and cash equivalents, and investments, expected funding term for operating plan (in months)	12 months									12 months